ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Tables)	12 Months Ended
Dec. 31, 2017
Trade and other receivables [abstract]
Schedule of accounts receivable to related party

Accounts Receivable

					As of	As of
			Country		December 31,	December 31,
Tax No.	Related party	Relationship	of origin	Currency	2017	2016
					ThUS$	ThUS$

Foreign	Qatar Airways	Indirect shareholder	Qatar	ThU$	1,845	-
78.591.370-1	Bethia S.A. and Subsidiaries	Related director	Chile	CLP	728	538
Foreign	TAM Aviação Executiva e
	Taxi Aéreo S.A.	Related director	Brazil	BRL	2	-
87.752.000-5	Granja Marina Tornagaleones S.A.	Common shareholder	Chile	CLP	5	14
96.810.370-9	Inversiones Costa Verde
	Ltda. y CPA.	Related director	Chile	CLP	2	2

	Total current assets				2,582	554

Schedule of accounts payable to related party

Accounts payable

					As of	As of
			Country		December 31,	December 31,
Tax No.	Related party	Relationship	of origin	Currency	2017	2016
					ThUS$	ThUS$

78.997.060-2	Viajes Falabella Ltda.	Related director	Chile	CLP	534	46
78.591.370-1	Bethia S.A. and Subsidiaries	Related director	Chile	CLP	12	6
Foreign	Inversora Aeronáutica Argentina S.A.	Related director	Argentina	ThUS$	4	2
65.216.000-K	Comunidad Mujer	Related director	Chile	CLP	-	13
Foreign	Consultoría Administrativa
	Profesional S.A. de C.V.	Related company	México	MXN	210	170
Foreign	TAM Aviação Executiva
	e Taxi Aéreo S.A.	Related director	Brazil	BRL	-	28
79.773.440-3	Transportes San Felipe S.A	Common property	Chile	CLP	-	4
	Total current liabilities				760	269